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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL                        60069

(Address of principal executive offices)             (Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2012

Date of reporting period:   January 1, 2012 to December 31, 2012

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (7/1/12)	Ending Account Value (12/31/12)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/12 to 12/31/12)
Actual	$1,000.00	$1,000.20	0.32%	$1.61
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.32	1.63

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investment:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$690,190,890
Receivables:
Administration fees (Note 2)	66,160
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	690,258,034

LIABILITIES
Payables:
Distribution to shareholders	9,226
Accrued Trustees fees	8,992
Accrued shareholder servicing fees	346,189
Other accrued expenses	98,159

Total Liabilities	462,566

NET ASSETS	$689,795,468

Net assets consist of:
Paid-in capital	$689,788,966
Undistributed net investment income	110
Accumulated net realized gain	6,392

NET ASSETS	$689,795,468

Shares outstanding	689,787,853

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$1,925,892
Expenses[1]	(396,932)

Net investment income allocated from Master Portfolio	1,528,960

FUND EXPENSES (Note 2)
Administration fees	3,117,415
Shareholder servicing fees	1,417,671
Fund accounting fees & transfer agent fees	92,983
Legal fees	41,574
Audit fees	28,010
Registration costs	93,114
Printing costs	84,696
Trustees fees	52,114

Total fund expenses	4,927,577

Fees reimbursed by Hewitt Associates LLC (Note 2)	(3,522,711)

Total Net Expenses	1,404,866

NET INVESTMENT INCOME	124,094

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	35,441

Net gain on investments	35,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$159,535

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $178,362.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Year Ended December 31, 2012	For The Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$124,094	$107,307
Net realized gain	35,441	32,884

Net increase in net assets resulting from operations	159,535	140,191

Distributions to shareholders:
From net investment income	(123,984)	(107,307)
From net realized gain	(31,000)	(62,746)

Total distributions to shareholders	(154,984)	(170,053)

Capital share transactions (Note 3):
Net capital share transactions	136,014,537	149,956,688

Net increase in net assets resulting from capital share transactions	136,014,537	149,956,688

Increase in net assets	136,019,088	149,926,826
NET ASSETS:
Beginning of year	553,776,380	403,849,554

End of year	$689,795,468	$553,776,380

Undistributed net investment income included in net assets at end of year	$110	$–

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.02
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]

Total from investment operations	0.00	0.00	0.00	0.00	0.02

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.02)
Net realized gain	(0.00)[1]	(0.00)[1]	–	–	–

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	0.03%	0.02%	0.07%	2.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$689,795	$553,776	$403,850	$321,371	$343,696
Ratio of net expenses to average net assets[2]	0.32%	0.27%	0.31%	0.48%[3,4]	0.96%[3]
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.97%	0.98%	1.02%	1.04%[3]	1.05%[3]
Ratio of net investment income to average net assets[2]	0.02%	0.02%	0.02%	0.07%[3,4]	1.94%[3]
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[2]	(0.63)%	(0.70)%	(0.68)%	(0.49)%[3]	1.85%[3]

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[3]

Ratios for the year ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program.

[4]	Ratios for the year ended December 31, 2009 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of the financial statements in conformity with US GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in its corresponding Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (1.96% of total Master Portfolio net assets as of December 31, 2012).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2012.

As of December 31, 2012, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $6,502.

The tax character of distributions paid during 2012 and 2011 for the Fund was as follows:

	12/31/2012	12/31/2011
Ordinary income	$153,033	$170,053
Long-term capital gains	1,951	–

Total	$154,984	$170,053

As of December 31, 2012, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforwards.

Management has reviewed the tax positions as of December 31, 2012, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2012, Hewitt Associates reimbursed the Fund $3,522,711 for expenses related to this agreement.

Hewitt Associates and BlackRock Institutional Trust Company, N.A. (“BTC”) have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. Effective July 1, 2012, BlackRock Advisors, LLC (“BAL”) replaced BTC as the Fund’s sub-administrator and entered into an Administration Agreement with the Trust, on behalf of the Fund, on similar terms. For the services under this sub-administration agreement, Hewitt Associates pays BAL and previously BTC, a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (concluded)

3.	Capital Share Transactions

As of December 31, 2012, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	354,861,977	$354,861,977	323,503,152	$323,503,152
Shares issued in reinvestments of dividends	157,897	157,897	153,373	153,373
Shares redeemed	(219,005,337)	(219,005,337)	(173,699,837)	(173,699,837)

Net increase	136,014,537	$136,014,537	149,956.688	$149,956,688

4.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hewitt Money Market Fund (the fund comprising Hewitt Series Trust, hereafter referred to as the “Fund”), at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 28, 2012

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2012. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Disinterested Trustees*
Don Hunt, age 74 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Retired	Director, New Covenant Trust Company, 2012 to Present Director, Vision III Imaging, Inc., 1997 to Present.

John Oliverio, age 60 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.

Director, Wheaton Franciscan Medical Group, July 2006 to Present; Director, Wheaton Franciscan Ministries, Inc., January 1998 to Present; Director, United Health System, September 1998 to Present; Director, Affinity Health System, January 1995 to February 2012; Director, Wheaton Franciscan Healthcare-Southeast Wisconsin, July 2006 to Present; Director, Wheaton Franciscan Healthcare Iowa, October 2009 to Present; Director, Catholic Theological Union, July 2009 to Present; Director, Covenant Health System, June 2011 to Present.

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Interested Trustees** and Officers
Andrea W. Armstrong, 46 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	President, since December 2007	Chief Executive Officer, Hewitt Financial Services LLC; Benefits Group Leader, Hewitt Associates LLC	None

Ram Padmanabhan, 44 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Secretary, since February 27, 2012	Chief Counsel-Corporate, Corporate Secretary and Vice President, Aon plc (insurance brokerage and human resources services company), May 2010 to Present (Mr. Padmanabhan also holds various positions with Aon plc’s subsidiaries) Secretary and Vice President, Hewitt Financial Services LLC, October 2011 to Present; Secretary and Vice President, Hewitt Associates LLC, June 2011 to Present; Partner, Katten Muchin Rosenman LLP, February 2005 to April 2010.	None

Douglas S. Keith, 47 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005, Chief Compliance Officer, since December 21, 2011	Chief Financial Officer, Hewitt Financial Services LLC; Financial Operations Principal, Aon Benfield Securities, Inc.	None

Paul Van Ginhoven, 38 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	AML Officer, since December 21, 2011	Chief Compliance Officer, Hewitt Financial Services LLC; Chief Compliance Officer, Aon Hewitt Financial Advisors LLC; Director, Compliance, Hewitt Financial Services LLC; Manager, Compliance, LPL Financial Services, Inc.	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

December 31, 2012

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	29%
Commercial Paper	26
Repurchase Agreements	14
US Government Sponsored Agency Obligations	12
US Treasury Obligations	9
Time Deposits	8
Corporate Notes	2

Total	100%

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2012

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 2.1%
Mitsubishi UFJ Trust and Banking Corp., UK,
0.30%, 1/28/13	$200,000	$200,000,750
National Australia Bank Ltd., London,
0.42%, 1/16/13	212,000	212,000,000
Sumitomo Mitsui Banking Corp., London,
0.36%, 1/11/13	150,000	150,000,208
Sumitomo Trust & Banking Co. Ltd., London,
0.40%, 2/06/13	200,000	200,000,999
		762,001,957
Yankee[a] – 27.5%
Bank of Montreal, Chicago,
0.35%, 11/15/13	310,000	309,983,795
Bank of Nova Scotia, Houston:
0.34%, 10/16/13[b]	250,000	249,985,015
0.41%, 12/31/13	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.49%, 2/19/13	238,000	238,000,000
0.34%, 4/25/13	350,000	350,000,000
0.34%, 5/03/13	225,000	225,000,000
Barclays Bank Plc, New York,
0.49%, 1/23/13	571,000	571,000,000
Canadian Imperial Bank of Commerce, New York,
0.32%, 6/03/13[a]	553,015	553,015,000
Credit Industriel Et Commercial, New York,
0.45%, 3/12/13	292,000	292,000,000

Certificates of Deposit	Par (000)	Value
Credit Suisse, New York,
0.32%, 2/04/13	$384,000	$384,000,000
Mitsubishi UFJ Trust and Banking Corp., New York,
0.47%, 2/28/13	155,000	155,000,000
National Australia Bank Ltd., New York,
0.29%, 8/13/13	340,000	340,000,000
National Bank of Canada, New York,
0.38%, 7/25/13	275,000	275,000,000
Natixis, New York,
0.49%, 4/01/13	550,000	550,000,000
Nordea Bank Finland Plc, New York,
0.36%, 2/19/13	325,000	325,000,000
Rabobank Nederland, New York:
0.52%, 1/14/13	360,000	360,000,000
0.50%, 4/24/13[a]	285,500	285,500,000
0.46%, 5/09/13	225,000	225,000,000
Skandinaviska Enskilda Banken, New York:
0.36%, 2/01/13	275,000	275,000,000
0.31%, 3/26/13	350,000	350,000,000
0.31%, 4/01/13	300,000	300,000,000
0.30%, 4/04/13	170,000	170,000,000
Sumitomo Mitsui Banking Corp., New York:
0.40%, 2/08/13	375,000	375,000,000
0.40%, 2/12/13	375,000	375,000,000
0.35%, 4/24/13	300,000	300,000,000
Toronto Dominion Bank, New York:
0.30%, 7/22/13	650,000	650,000,000
0.32%, 10/22/13	560,000	560,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Westpac Banking Corp., New York:
0.41%, 5/07/13	$150,000	$150,000,000
0.30%, 8/27/13	330,000	330,000,000
		9,698,483,810
Total Certificates of Deposit – 29.6%		10,460,485,767
Commercial Paper
Antalis US Funding Corp.,
0.49%, 2/01/13[c]	166,000	165,931,388
Atlantic Asset Securitization LLC,
0.44%, 4/04/13	150,000	150,000,000
Atlantis One Funding Corp.[c]:
0.54%, 1/17/13	75,000	74,982,333
0.50%, 2/21/13	350,000	349,757,042
Australia & New Zealand Banking Group,
0.41%, 11/12/13	200,000	200,000,000
BNP Paribas Finance, Inc.,
0.48%, 2/01/13[c]	745,000	744,692,066
Collateralized CP Co. LLC,
0.38%, 1/17/13[c]	100,000	99,983,111
Commonwealth Bank of Australia:
0.36%, 11/14/13	295,000	294,974,024
0.36%, 11/15/13	300,000	300,000,000
0.36%, 11/27/13	75,000	75,000,000
DNB Bank ASA,
0.35%, 2/05/13[c]	300,000	299,899,375
Erste Abwicklungsanstalt[c]:
0.55%, 1/22/13	60,000	59,982,500
0.55%, 1/22/13	50,000	49,982,500

Commercial Paper	Par (000)	Value
0.60%, 2/11/13	$100,000	$99,931,667
0.57%, 2/20/13	30,000	29,976,250
0.64%, 2/21/13	50,000	49,954,667
0.65%, 2/28/13	150,000	149,842,917
0.55%, 3/11/13	170,000	169,820,792
0.55%, 3/12/13	200,000	199,786,111
0.52%, 3/25/13	100,000	99,880,111
0.52%, 3/27/13	100,000	99,877,222
0.47%, 4/04/13	100,000	99,878,583
0.50%, 4/23/13	50,000	49,922,222
0.50%, 4/29/13	100,000	99,836,111
0.52%, 7/01/13	100,000	99,738,556
0.39%, 7/15/13	125,000	124,735,937
0.52%, 7/22/13	130,000	129,620,689
Govco LLC[c]:
0.37%, 1/22/13	200,000	199,956,833
0.34%, 2/13/13	100,000	99,959,389
0.34%, 2/15/13	100,000	99,957,500
HSBC Bank Plc,
0.55%, 9/18/13	230,000	230,000,000
ING US Funding LLC,
0.44%, 1/16/13[c]	569,050	568,945,674
Kells Funding LLC[c]:
0.43%, 1/07/13	79,000	78,994,338
0.60%, 1/16/13	100,000	99,975,000
0.50%, 2/04/13	25,000	24,988,194
0.54%, 2/05/13	80,000	79,958,000
0.48%, 2/06/13	80,000	79,961,600
0.28%, 2/08/13	175,000	174,948,278
0.50%, 2/22/13	50,000	49,963,889
0.48%, 3/01/13	98,000	97,922,907
0.49%, 3/01/13	50,000	49,959,847
0.50%, 3/20/13	100,000	99,891,667
0.47%, 5/03/13	205,000	204,673,481
Mont Blanc Capital Corp.[c]:
0.37%, 2/08/13	100,044	100,004,927
0.35%, 3/04/13	84,945	84,893,797
0.34%, 3/06/13	80,000	79,951,644

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Natexis Banques Populaires US Financing Corp.,
0.47%, 2/01/13[c]	$350,000	$349,858,347
Nestle Capital Corp.,
0.37%, 9/06/13[c]	175,000	174,553,944
Old Line Funding LLC,
0.32%, 3/11/13[c]	85,000	84,947,867
Rabobank USA Financial Corp.,
0.45%, 3/11/13[c]	225,000	224,805,937
Royal Park Investments Funding Corp.[c]:
0.75%, 1/14/13	123,000	122,966,688
0.63%, 5/21/13	50,000	49,877,500
Skandinaviska Enskilda Banken ABc:
0.31%, 3/19/13	70,000	69,953,586
0.30%, 3/21/13	175,000	174,884,792
Societe Generale North America, Inc.,
0.47%, 2/05/13[c]	350,000	349,840,069
Starbird Funding Corp.,
0.45%, 2/07/13[c]	75,000	74,965,313
Westpac Banking Corp.,
0.42%, 7/02/13	275,000	275,000,000
Westpac Securities NZ Ltd.,
0.54%, 4/15/13	300,000	300,000,000
Total Commercial Paper – 25.9%		9,124,547,182
Corporate Notes
Bank of Montreal, Chicago,
0.39%, 1/10/14	210,000	210,000,000
JPMorgan Chase Bank NA,
0.39%, 5/17/13[a]	250,725	250,725,000

Corporate Notes	Par (000)	Value
Westpac Banking Corp.,
0.37%, 9/24/13[d]	$25,000	$25,117,922
Total Corporate Notes – 1.4%		485,842,922
Time Deposits
Bank of Nova Scotia,
0.03%, 1/02/13	1,000,000	1,000,000,000
Natexis,
0.12%, 1/02/13	864,000	864,000,000
Societe Generale:
0.15%, 1/02/13	100,000	100,000,000
0.41%, 3/04/13	850,000	850,000,000
Total Time Deposits – 8.0%		2,814,000,000
US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes[a]:
0.34%, 1/10/13	250,000	249,998,758
0.22%, 5/17/13	304,000	303,965,061
0.18%, 11/08/13	170,000	169,956,098
0.19%, 6/20/14	425,000	424,876,063
Federal Farm Credit Bank Variable Rate Notes[a]:
0.12%, 6/18/13	66,000	66,000,000
0.16%, 3/07/14	40,000	39,995,649
0.18%, 5/23/14	50,000	49,989,782
0.19%, 10/20/14	95,000	94,965,385
Federal Home Loan Bank:
0.23%, 5/17/13	120,000	119,994,082
0.24%, 5/21/13	100,000	99,994,586
0.23%, 5/29/13	50,000	49,995,282
0.42%, 6/21/13	88,275	88,339,488
0.25%, 7/05/13	65,500	65,495,532
0.17%, 7/17/13	6,000	6,000,600
Federal Home Loan Bank Discount Notes[c]:
0.15%, 6/12/13	358,000	357,758,350
0.14%, 6/14/13	215,855	215,717,333
0.14%, 6/20/13	10,000	9,999,682

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes[a]:
0.22%, 4/12/13	$114,500	$114,495,247
0.33%, 7/08/13	50,000	50,000,000
Freddie Mac Discount Notes[c]:
0.14%, 6/10/13	179,201	179,089,184
0.14%, 6/10/13	75,000	74,950,313
Freddie Mac Variable Rate Notes[a]:
0.40%, 9/03/13	227,900	227,869,134
0.15%, 9/13/13	884,785	884,410,304
0.18%, 11/04/13	309,000	308,974,104
Total US Government Sponsored Agency Obligations – 12.1%		4,252,830,017
US Treasury Obligations
US Treasury Bills[c]:
0.13%, 1/17/13	350,000	349,979,778
0.15%, 2/21/13	275,000	274,942,536
0.14%, 3/21/13	300,000	299,907,667
0.15%, 4/11/13	200,000	199,918,751
0.16%, 5/02/13	350,000	349,815,895
0.15%, 5/09/13	300,000	299,840,000
0.14%, 6/06/13	200,000	199,878,667
0.13%, 6/27/13	840,000	839,463,100
US Treasury Notes:
1.38%, 3/15/13	280,000	280,650,308
1.13%, 6/15/13	120,000	120,476,629
Total US Treasury Obligations – 9.1%		3,214,873,331

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.17%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $330,003,117, collateralized by various corporate debt obligations, 0.00% to 8.40% due 2/13/13 to 1/15/31, par and fair value of $304,314,988 and $339,928,039, respectively)	$330,000	$330,000,000
BNP Paribas Securities Corp., 0.22%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $200,002,444, collateralized by various US government sponsored agency obligations, 0.75% to 8.50%, due 2/01/13 to 01/01/43, par and fair value of $2,295,421,953 and $204,004,413, respectively)	200,000	200,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.42%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $95,002,217, collateralized by various US Treasury obligations and non-US government debt securities, 0.00% to 7.94% due 9/15/13 to 12/01/41, par and fair value of $98,832,808 and $102,974,328, respectively)	$95,000	$95,000,000
Citigroup Global Markets Inc., 0.51%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $130,003,683, collateralized by various US government sponsored agency obligations and corporate debt obligations, 0.38% to 9.38% due 1/15/13 to 11/01/42, par and fair value of $244,194,912 and $133,038,951, respectively)	130,000	130,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.19%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $142,771,507, collateralized by US Treasury obligations, 1.50%, due 6/30/16, par and fair value of $140,500,000 and $145,625,450, respectively)	$142,770	$142,770,000
Credit Suisse Securities (USA) LLC, 0.62%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $150,005,167, collateralized by various corporate debt obligations, 0.32% to 7.93% due 12/10/25 to 8/15/56, par and fair value of $430,940,989 and $172,500,755, respectively)	150,000	150,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.62%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $250,008,611, collateralized by various non-US government debt securities, 0.00% to 6.56% due 11/15/17 to 2/15/51, par and fair value of $2,884,897,823 and $287,500,000, respectively)	$250,000	$250,000,000
Credit Suisse Securities (USA) LLC, 0.70%, 1/28/13 (Purchased on 12/31/12 to be repurchased at $210,108,889, collateralized by various US government sponsored agency obligations and corporate debt obligations, 0.00% to 7.51%, due 01/25/19 to 06/25/50, par and fair value of $503,331,238 and $250,000,030, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.15%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $200,001,667, collateralized by US Treasury obligations, 0.88%, due 7/31/19, par and fair value of $205,564,800 and $204,000,022, respectively)	$200,000	$200,000,000
Deutsche Bank Securities Inc., 0.20%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $180,002,000, collateralized by various US government sponsored agency obligations, 0.00% to 6.00%, due 5/01/13 to 11/02/40, par and fair value of $179,674,000 and $183,600,577, respectively)	180,000	180,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.25%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $609,308,463, collateralized by various US Treasury obligations and US government sponsored agency obligations, 0.00% to 3.50%, due 11/24/15 to 11/01/42, par and fair value of $601,937,140 and $626,578,055, respectively)	$609,300	$609,300,000
Goldman Sachs & Co., 0.22%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $150,001,833, collateralized by various US government sponsored agency obligations, 3.00% to 3.50%, due 11/20/42 to 12/20/42, par and fair value of $142,546,700 and $153,000,001, respectively)	150,000	150,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.15%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $200,001,667, collateralized by various corporate debt obligations, 0.43% to 10.50% due 1/15/13 to 5/29/49, par and fair value of $202,549,000 and $208,748,445, respectively)	$200,000	$200,000,000
HSBC Securities (USA) Inc., 0.15%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $88,223,735, collateralized by various US Treasury obligations, 3.13% to 3.25% due 10/31/16 to 1/31/17, par and fair value of $81,157,500 and $89,989,794, respectively)	88,223	88,223,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.16%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $70,993,631, collateralized by various US Treasury obligations, 2.38% to 3.25% due 3/31/16 to 2/28/17, par and fair value of $65,998,100 and $72,415,734, respectively)	$70,993	$70,993,000
JPMorgan Securities LLC, 0.42%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $60,001,400, collateralized by various non-US government debt securities, 3.63% to 8.00% due 1/27/17 to 1/14/41, par and fair value of $46,720,000 and $62,752,709, respectively)	60,000	60,000,000
JPMorgan Securities LLC, 0.73%, 1/07/13 (Purchased on 12/31/12 to be repurchased at $200,028,389, collateralized by various non-US government debt securities, 0.56% to 7.53%, due 4/25/18 to 2/15/51, par and fair value of $335,457,732 and $219,114,774, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.10%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $250,001,389, collateralized by various US Treasury obligations, 2.38% to 6.88% due 9/30/14 to 8/15/25, par and fair value of $238,214,900 and $255,000,053, respectively)	$250,000	$250,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.18%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $240,002,400, collateralized by various US Treasury obligations, 0.50% to 0.75% due 8/15/13 to 12/31/17, par and fair value of $244,389,000 and $244,800,152, respectively)	240,000	240,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.21%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $108,301,264, collateralized by various US government sponsored agency obligations, 0.76% to 4.00%, due 4/15/41 to 3/01/42, par and fair value of $140,841,893 and $110,759,530, respectively)	$108,300	$108,300,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.22%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $100,001,222, collateralized by various US government sponsored agency obligations and corporate debt obligations, 0.50% due 7/31/17, par and fair value of $3,353,672,326 and $105,679,852, respectively)	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.15%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $90,000,750, collateralized by various US government sponsored agency obligations, 2.50 % to 3.49% due 8/01/27 to 11/01/42, par and fair value of $89,521,238 and $92,062,260, respectively)	$90,000	$90,000,000
Morgan Stanley & Co. LLC, 0.18%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $98,000,980, collateralized by US Treasury obligations, 2.13% due 8/15/21, par and fair value of $94,121,800 and $99,960,058, respectively)	98,000	98,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.25%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $300,004,167, collateralized by various US government sponsored agency obligations 3.50% to 4.50%, due 4/01/27 to 9/01/42, par and fair value of $342,167,455 and $306,000,001, respectively)	$300,000	$300,000,000
RBS Securities Inc., 0.14%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $120,000,933, collateralized by various US government sponsored agency obligations, 3.00% to 6.00%, due 12/01/27 to 11/01/42, par and fair value of $139,664,248 and $122,404,522, respectively)	120,000	120,000,000

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.22%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $40,000,489, collateralized by various US government sponsored agency obligations, 3.00% to 3.50% due 6/20/42 to 9/20/42, par and fair value of $38,510,000 and $40,804,148, respectively)	$40,000	$40,000,000
Wells Fargo Bank Co., 0.22%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $320,003,911, collateralized by various corporate debt obligations and non-US government debt securities, 0.00% to 10.00%, due 4/01/13 to 5/10/63, par and fair value of $401,951,261 and $335,697,359, respectively)	320,000	320,000,000
Total Repurchase Agreements – 13.9%		4,922,586,000
Total Investments – 100.0% (Cost – $35,275,165,219*)		35,275,165,219
Other Assets Less Liabilities – 0.0%		13,933,643

Net Assets – 100.0%		$35,289,098,862

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

December 31, 2012

(Percentages shown are based on Net Assets)

*	Cost for federal income tax purposes.
[a]	Issuer is a US branch of foreign domiciled bank.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
[d]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in the securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments: Short-Term Securities[1]	–	$35,275,165,219	–	$35,275,165,219

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial statement purposes. As of December 31, 2012, cash of $4,646,310 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended December 31, 2012.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value – unaffiliated[1]	$30,352,579,219
Repurchase agreements – unaffiliated[2]	4,922,586,000
Cash	4,646,310
Interest receivable	11,578,243
Contributions receivable from investors	932
Receivable from advisor	–

Total Assets	35,291,390,704

LIABILITIES
Investment advisory fees payable	2,115,197
Professional fees payable	72,520
Trustees’ fees payable	104,125

Total Liabilities	2,291,842

NET ASSETS	$35,289,098,862

NET ASSETS CONSIST OF
Investors’ capital	$35,289,098,862

[1] Investments at cost – unaffiliated	$30,352,579,219

[2] Repurchase agreements at cost – unaffiliated	$4,922,586,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

INVESTMENT INCOME
Income	$124,905,098

EXPENSES
Investment advisory	36,786,247
Professional	125,568
Independent Trustees	393,158

Total expenses	37,304,973
Less fees waived by advisor	(11,554,727)

Total expenses after fees waived	25,750,246

NET INVESTMENT INCOME	99,154,852

REALIZED GAIN
Net realized gain from investments	2,320,981

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,475,833

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
Operations
Net investment income	$99,154,852	$60,329,486
Net realized gain	2,320,981	1,791,140

Net increase in net assets resulting from operations	101,475,833	62,120,626

Capital transactions
Proceeds from contributions	56,711,226,061	52,848,164,282
Value of withdrawals	(50,051,649,581)	(44,389,795,004)

Net increase in net assets derived from capital transactions	6,659,576,480	8,458,369,278

NET ASSETS
Total increase in net assets	6,761,052,313	8,520,489,904
Beginning of year	28,528,046,549	20,007,556,645

End of year	$35,289,098,862	$28,528,046,549

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2012	2011	2010	2009	2008
Total Investment Return
Total investment return	0.27%	0.23%	0.27%	0.48%	2.90%[1]

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.27%	0.22%	0.26%	0.48%	2.88%

Supplemental Data
Net assets, end of year (000)	$35,289,099	$28,528,047	$20,007,557	$21,134,748	$22,488,961

[1]

For the year ended December 31, 2008, 0.01% of the total return consists of purchase of securities by BlackRock Fund Advisors (“BFA” or the “Manager”) at the prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for the four years ended December 31, 2012. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio.

2.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with the Manager, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. Pursuant to the Investment Advisory Agreement with MIP, the Manager is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2013. The Manager has also voluntarily agreed to waive investment advisory fees to enable the Master Portfolio to maintain a minimum daily net investment income dividend. The Manager may discontinue the voluntary waiver at anytime. For the year ended December 31, 2012, the amount included in fees waived by advisor in the Statement of Operations is $11,036,002.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to the Manager by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2013. The amounts waived are included in fees waived by advisor in the Statement of Operations. For the year ended December 31, 2012, such waiver amounted to $518,725.

MIP entered into administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities), BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. Effective July 1, 2012, BlackRock Advisors, LLC (“BAL”) replaced BTC as administrator and entered into an Administration Agreement with the Trust, on behalf of the Fund, on similar terms.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

BAL, and previously BTC, is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL, and previously BTC, is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL, and previously BTC, (or an affiliate) receives investment advisory fees from the Master Portfolio.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3.	Borrowings:

The Master Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Master Portfolio paid administration and arrangement fees which were allocated to the Master Portfolio based on its net assets as of October 31, 2011. The Master Portfolio did not borrow under the credit agreement during the year ended December 31, 2012.

4.	Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

5.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 22, 2013

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY10055 1940	Co-Chairman of the Board and Director	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY10055 1941	Co-Chairman of the Board and Director	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.	33 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY10055 1940	Director	Since 2009	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 106 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY10055 1939	Director	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY10055 1939	Director	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY10055 1952	Director	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] – (continued)
Joseph P. Platt 55 East 52nd Street New York, NY10055 1947	Director	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY10055 1945	Director	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY10055 1938	Director	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 106 Portfolios	None

Kenneth L. Urish 55 East 52nd Street New York, NY10055 1951	Director	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 106 Portfolios	None

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] – (concluded)
Frederick W. Winter 55 East 52nd Street New York, NY10055 1945	Director	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 106 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Fund covered by this annual report. In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, the Trustees were elected to the [Fund’s/Trust’s] Board. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2009, each Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY10055 1953	Director	Since 2011	Senior Managing Director, BlackRock, and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	155 RICs consisting of 278 Portfolios	None

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustees[3] – (concluded)
Henry Gabbay 55 East 52nd Street New York, NY10055 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	155 RICs consisting of 278 Portfolios	None

[3]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust/MIP based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds.Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers*
John M. Perlowski 55 East 52nd Street New York, NY10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY10055 1964	Vice President	Since 2009	Managing Director of BlackRock since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (concluded)

Name, Address and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers* – (concluded)
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Benjamin Archibald 55 East 52nd Street New York, NY10055 1975	Secretary	Since 2012

Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

*	Officers of the Trust/MIP serve at the pleasure of the Board of Trustees.

Investment Advisor BlackRock Fund Advisors San Francisco, CA94105	Custodian, Transfer Agent and Accounting Agent State Street Bank and Trust Company Boston, MA 02110		Distributor BlackRock Investments LLC New York, NY 10022

Administrator BlackRock Advisors LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY10017	Legal Counsel Sidley Austin LLP New York, NY10019	Address of the Funds 400 Howard Street San Francisco, CA 94105

Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2012

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees

$23,675 and $18,720 are the aggregate fees billed for the 2011 and 2012 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)         Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)         Tax Fees

$5,100 and $5,250 are the aggregate fees billed for the 2011 and 2012 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)         All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. .

(f) No disclosures are required by this Item 4(f).

(g) $5,100 and $5,250 are the aggregate non-audit fees billed for the 2011 and 2012 fiscal years respectively for services rendered by the principal accountant to the registrant. $920,978 and $94,220 are the aggregate non-audit fees billed for the 2011 and 2012 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, Inc., the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, Inc., the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong President

Date February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong President

Date February 28, 2013

By:	/s/ Douglas S. Keith
Douglas S. Keith Treasurer and Chief Financial Officer

Date February 28, 2013